As filed with the Securities and Exchange Commission on June 9, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                          Alexander L. Popof, Treasurer
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521


                     Date of fiscal year end: March 31, 2006

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.



[CITIGROUP LOGO]










                               A T FUND OF FUNDS

                                 ANNUAL REPORT

                                 MARCH 31, 2006

--------------------------------------------------------------------------------
A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

        Units             Security Description                                                              Value

Portfolio Funds - 96.6%
Grand Cayman Islands - 10.4%
                 1,446    CRC Global Structured Credit Fund, Ltd. 05/2005                                     $ 1,618,558
                   226    CRC Global Structured Credit Fund, Ltd. 02/2006                                         253,095
                   300    The Global Securities Market Neutral Fund Segregated Portfolio A/26                     315,721
                   100    The Global Securities Market Neutral Fund Segregated Portfolio A/27                     106,178
                   150    The Global Securities Market Neutral Fund Segregated Portfolio A/28                     158,770
                   250    The Global Securities Market Neutral Fund Segregated Portfolio A/29                     263,266
                                                                                                     ---------------------
Total Grand Cayman Islands (Cost $2,632,282)                                                                    2,715,588
                                                                                                     ---------------------

United States - 86.2%
             1,550,000    ASI Global Relative Value Fund, LP                                                    1,669,171
               250,000    Bear Stearns High-Grade Structured Credit Strategies Fund, LP                           268,306
               950,000    Blue Mountain Credit Alternatives Fund, LP                                              996,563
               500,000    Braddock Mortgage Opportunity Fund VI, Series A, LP                                     567,021
               600,000    Duration Municipal Fund, LP                                                             711,149
               500,000    Eidesis Structured Credit Fund, LP                                                      525,133
               600,000    Elgin Corporate Credit Partners, LP                                                     642,624
               850,000    Endeavour Fund I, LLC                                                                   902,159
               750,000    Marathon Structured Finance Fund, LP                                                    809,188
             1,350,000    Midway Market Neutral Fund, LLC                                                       1,396,639
             1,241,211    MKP Credit II, LP                                                                     1,315,776
             3,650,000    New Ellington Credit Partners, LP                                                     3,929,653
             2,250,000    New Ellington Partners, LP                                                            2,419,740
             1,000,000    Parallel Capital Fund                                                                 1,028,805
             1,000,976    Providence MBS Fund, LP                                                                 932,684
             1,000,000    Smith Breeden Mortgage Partners, LP                                                   1,038,813
             2,050,000    Sorin Fund, LP                                                                        2,152,308
             1,200,000    Waterfall Eden Fund, LP                                                               1,276,930
                                                                                                     ---------------------
Total United States (Cost $21,292,187)                                                                         22,582,662
                                                                                                     ---------------------

Total Investments in Portfolio Funds (Cost $23,924,469)                                                        25,298,250
                                                                                                     ---------------------

Total Investments* - 96.6% (Cost $23,924,469)                                                                  25,298,250
Other Assets and Liabilities, Net - 3.4%                                                                          892,911
                                                                                                     ---------------------
Total Net Assets - 100.0%                                                                                    $ 26,191,161
                                                                                                     =====================


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

                          Gross Unrealized Appreciation                                   $1,442,073
                          Gross Unrealized Depreciation                                     ($68,292)
                                                                                ---------------------
                          Net Unrealized Appreciation (Depreciation)                      $1,373,781
                                                                                =====================




See Notes to Financial Statements.                         1

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
     Investments at fair value (Cost $23,924,469)                                                             $ 25,298,250
     Advance for investment in Portfolio Funds                                                                   1,000,000
     Cash                                                                                                          286,310
     Receivables:
         Interest and dividends                                                                                      3,773
         Due from Adviser                                                                                           22,657
     Prepaid expenses                                                                                                2,158
     Deferred offering costs, net                                                                                   10,962
                                                                                                      ---------------------
Total Assets                                                                                                    26,624,110
                                                                                                      ---------------------

LIABILITIES
     Capital contribution received in advance                                                                      200,000
     Payables:
         Due to Adviser                                                                                            131,539
     Accrued Expenses:
         Trustees' fees and expenses                                                                                12,683
         Other accrued expenses                                                                                     87,062
     Other Liabilities                                                                                               1,665
                                                                                                      ---------------------
Total Liabilities                                                                                                  432,949
                                                                                                      ---------------------

NET ASSETS                                                                                                    $ 26,191,161
                                                                                                      =====================

COMPONENTS OF NET ASSETS
     Paid-in capital                                                                                          $ 25,162,000
     Distributable Earnings
         Accumulated net investment income (loss)                                       (424,465)
         Accumulated net realized gain (loss) on investments in Portfolio Funds           79,845
         Net unrealized appreciation (depreciation) on investments in Portfolio Funds   1,373,781
                                                                                       -----------
         Total distributable earnings                                                                            1,029,161
                                                                                                      ---------------------

NET ASSETS                                                                                                    $ 26,191,161
                                                                                                      =====================

NET ASSET VALUE, Offering and Redemption Price Per Share
     (10,000,000 shares authorized, $0.01 par value per share):
     Based on net assets of $26,191,161 and 250,576 shares outstanding                                            $ 104.52
                                                                                                      =====================



See Notes to Financial Statements.                       2

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Income from Portfolio Funds                                                                              $ 30,288
     Interest income                                                                                            24,834
                                                                                                  ---------------------

Total Investment Income                                                                                         55,122
                                                                                                  ---------------------

EXPENSES
     Investment advisory fees                                                                                  383,675
     Accounting fees                                                                                            80,208
     Transfer agent fees                                                                                        20,160
     Escrow agent fees                                                                                          10,000
     Professional fees                                                                                         132,916
     Trustees' fees                                                                                             48,850
     Insurance expense                                                                                          23,742
     Organizational costs                                                                                       13,272
     Amortization of deferred offering costs                                                                   120,577
     Registration fees and taxes                                                                                14,818
     Miscellaneous expenses                                                                                      6,694
                                                                                                  ---------------------
Total Expenses                                                                                                 854,912
                                                                                                  ---------------------
     Less:  fees waived and expenses reimbursed                                                               (375,325)
                                                                                                  ---------------------

Total Expenses Net of Fee Waiver and Expense Reimbursement                                                     479,587
                                                                                                  ---------------------

NET INVESTMENT INCOME (LOSS)                                                                                  (424,465)
                                                                                                  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
     Net realized gain (loss) from investments                                                                  79,845
     Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds                  1,373,781
                                                                                                  ---------------------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                                          1,453,626
                                                                                                  ---------------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ 1,029,161
                                                                                                  =====================




See Notes to Financial Statements.                  3

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                    For the period from
                                                                                  For the            October 8, 2004(a)
                                                                                Year Ended                through
                                                                              March 31, 2006           March 31, 2005
                                                                           ----------------------   ---------------------
OPERATIONS
     Net investment income (loss)                                                     $ (424,465)                    $ -
     Net realized gain (loss) on investments in Portfolio Funds                           79,845                       -
     Net change in unrealized appreciation (depreciation) of
         investments in Portfolio Funds                                                1,373,781                       -
                                                                           ----------------------   ---------------------

Increase (Decrease) in Net Assets Resulting from Operations                            1,029,161                       -
                                                                           ----------------------   ---------------------


CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued                                                      25,062,000                 100,000
                                                                           ----------------------   ---------------------
Increase (Decrease) in Net Assets from Capital Share Transactions                     25,062,000                 100,000
                                                                           ----------------------   ---------------------

Increase (Decrease) in Net Assets                                                     26,091,161                 100,000

NET ASSETS
      Beginning of period                                                                100,000                       -
                                                                           ----------------------   ---------------------
      End of period (b)                                                             $ 26,191,161               $ 100,000
                                                                           ======================   =====================

SHARE TRANSACTIONS
     Sale of shares                                                                      249,576                   1,000
                                                                           ----------------------   ---------------------
Increase (Decrease) in Shares                                                            249,576                   1,000
                                                                           ======================   =====================

(a) Inception.
(b) End of period net assets includes an accumulated net investment loss of $424,465 as of March 31, 2006 and $0 as of March 31, 2005.




See Notes to Financial Statements.                 4

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

Increase (decrease) in cash -
Cash flows from operating activites:
Net Increase in Net Assets Resulting from Operations                                                         $ 1,029,161

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activites:
Amortization of deferred offering costs                                                                          120,577
Cost of Purchase of Portfolio Funds                                                                          (26,574,469)
Proceeds from Sale of Portfolio Funds                                                                          2,729,845
Increase in advance for investment in Portfolio Funds                                                         (1,000,000)
Increase in dividends and interest receivable                                                                     (3,773)
Increase in deferred offering costs                                                                             (131,539)
Decrease in reimbursement receivable from Adviser                                                                197,329
Decrease in prepaid expenses                                                                                      23,742
Decrease in organization costs payable to Adviser                                                                (88,461)
Increase in accrued Trustees' fees and expenses                                                                   12,683
Increase in other accrued expenses                                                                                87,062
Increase in other liabilities                                                                                      1,665
Realized gain on investments in Portfolio Funds                                                                  (79,845)
Unrealized appreciation on investments in Portfolio Funds                                                     (1,373,781)
                                                                                                    ---------------------
Net Cash Used in Operating Activities                                                                        (25,049,804)
                                                                                                    ---------------------

Cash flows from financing activities:
Decrease in note payable to Adviser                                                                              (29,400)
Proceeds from shares issued                                                                                   25,062,000
Increase in capital contribution received in advance                                                             200,000
                                                                                                    ---------------------
Net Cash Provided by Financing Activities                                                                     25,232,600
                                                                                                    ---------------------

Net Increase (Decrease) in Cash                                                                                  182,796

Cash
Beginning of year                                                                                                103,514
                                                                                                    ---------------------
Ending of year                                                                                                 $ 286,310
                                                                                                    =====================





See Notes to Financial Statements.                  5

--------------------------------------------------------------------------------
A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.



                                                                                                    For the period from
                                                                                  For the            October 8, 2004(a)
                                                                                 Year Ended               through
                                                                               March 31, 2006          March 31, 2005
                                                                            ---------------------   ---------------------

NET ASSET VALUE, Beginning of Period                                                     $100.00                 $100.00
                                                                            ---------------------   ---------------------

INVESTMENT OPERATIONS
     Net investment loss                                                                   (1.69)                      -
     Net realized and unrealized gain (loss)
      from investments in Portfolio Funds                                                   6.21                       -
                                                                            ---------------------   ---------------------

Total from investment operations                                                            4.52                       -
                                                                            ---------------------   ---------------------


NET ASSET VALUE, End of Period                                                           $104.52                 $100.00
                                                                            =====================   =====================

TOTAL RETURN (b)                                                                           4.52%                      0%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                                              $26,191                    $100

Ratios to Average Net Assets: (c)

     Expenses                                                                              2.50%                   0.03%
     Expenses, excluding reimbursement/waiver of fees                                      4.45%                 471.98%
     Net investment income (loss)                                                        (2.21)%                      0%

PORTFOLIO TURNOVER RATE (b)                                                                  16%                      0%


----------------------------------------------------------------------------
(a) Inception.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.




See Notes to Financial Statements.               6

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

Note 1.  Organization

A T Funds Investment Trust (the "Trust") is a Delaware statutory trust, which was formed on October 8, 2004 (inception), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. A T Fund of Funds (the "Fund") is the sole series of the Trust. The Fund may issue an unlimited number of shares. The Board has authorized issuance of 10,000,000 shares with a par value of $0.01 per share. The Fund's investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private "fund of hedge funds."

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

Portfolio Valuation - The value of the Fund's net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value ("NAV") per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund's investments in other funds (the "Portfolio Funds") are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

The Portfolio Funds invest in a wide variety of fixed-income securities, including United States Government and Agency securities, residential and commercial mortgage-backed securities, collateralized mortgage obligations, other asset-backed securities, and debt instruments of foreign governments and other foreign issuers. The Portfolio Funds generally employ leverage in the execution of their investment strategies and may also invest in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options. The Portfolio Funds account for the investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund's investments may differ from the value that would have been used had a ready market for the Portfolio Funds' interests existed, and the difference could be material.

Security Transactions, Investment Income and Realized Gain and Loss - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes. The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the transaction in conjunction with tax and accounting information provided by the Portfolio Funds.

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

Risks - The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets. Accordingly, the Fund's investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund's ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

Federal Income Taxes - The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund's income or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

Organization Costs - Expenses incurred in connection with establishing the Fund were expensed as incurred.

Offering Costs - The Fund incurred $131,539 in offering costs. Such costs are being amortized over a 12-month period beginning with the Fund's May 1, 2005 commencement of investment operations.

Due to and from Adviser - The receivable due from Adviser represents expenses to be reimbursed to the Fund in conjunction with the Expense Limitation (see Note
3). The payable to Adviser represents the Fund's offering costs which were paid by, but not yet reimbursed to, the Adviser.

Distribution Policy - The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

Note 3.Advisory Fees, Servicing Fees and Other Transactions with Related Parties

Investment Adviser - Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the "Adviser") serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund's subadviser (the "Subadviser").

Administration and Other Services - Allegiance Investment Management, LLC serves as the Fund's primary administrator (the "Administrator"). Citigroup Fund Services, LLC, through its various affiliates, provides sub-administration, portfolio accounting, and transfer agency services to the Fund.

The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

The Fund pays the Adviser a management fee (the "Management Fee") each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund's net assets. The Management Fee is computed based on the net assets of the Fund as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on that date, and is due and payable in arrears within ten business days after the end of each calendar quarter.

The Adviser has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the "Expense Limitation"). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. For the fiscal year ended March 31, 2006, the Adviser waived fees and reimbursed expenses in the amounts of $325,635 and $49,690, respectively, pursuant to the Expense Limitation. As of March 31, 2006, the cumulative carryforward amount of fee waivers and expense reimbursements that the Fund may potentially reimburse the Adviser totaled $375,325.

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of interests in Portfolio Funds, were $26,574,469 and $2,729,845, respectively, for the fiscal year ended March 31, 2006.

Note 5. Investments in Affiliates

During the year ended March 31, 2006, the Fund engaged in a Rule 17a-7 (inter-fund) transaction whereby it purchased an interest in a Portfolio Fund from Treesdale Fixed Income Fund, L.P. (the "Treesdale Fund"). The Treesdale Fund is considered an affiliate because Treesdale Partners, LLC, the subadviser of the Fund, is also the adviser of the Treesdale Fund. Information concerning the Rule 17a-7 (inter-fund) transaction is as follows:


          Purchase Date                   Sale Date                     Cost Basis                     Gain (Loss)
        ----------------                -------------                  ------------                   -------------
           May 1, 2005                   June 1, 2005                     $250,000                       $1,886


Note 6.  Advance for Investment in Portfolio Funds

Investments funded in advance, which represent purchases of interests in Portfolio Funds effective as of April 1, 2006, consist of the following as of March 31, 2006:

               Security Description                                Value
              ----------------------                              -------
  Braddock Mortgage Opportunity Fund VI, Series A, LP            $250,000
  Elgin Corporate Credit Partners, LP                             250,000
  Endeavour Fund I, LLC                                           250,000
  Parallel Absolute Return Fund, LP                               250,000

Note 7.  Share Repurchase Offer

In order to provide liquidity to shareholders, the Board has approved various tender offers for the common shares of the Fund. On September 8, 2005, the Board approved a tender offer for up to $1,000,000 of the Fund's shares as of December 30, 2005. On December 8, 2005, the Board approved a tender offer for up to $1,000,000 of the Fund's shares as of March 31, 2006. None of the Fund's shareholders tendered any of their shares pursuant to either of those offers. On March 2, 2006, the Board approved a tender offer for up to $1,000,000 of the Fund's shares as of June 30, 2006. Subsequent to March 31, 2006, shareholders of the Fund tendered $850,000 of shares pursuant to that offer and it is expected that such funds will be paid to the applicable shareholders in July 2006.

Note 8.  Subsequent Events

The Fund has requested full redemption of its investment in four Portfolio Funds with an aggregate value of $2.7 million as of March 31, 2006. From April 1, 2006 through May 23, 2006, $243,000 has been received in cash with respect to these redemptions. The balance of the redemption proceeds is expected to be received through October 2007.

On April 1, 2006, the capital contribution received in advance of $200,000 was invested in the Fund as paid-in capital.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Board of Trustees and Shareholders
A T Funds Investment Trust


We have audited the accompanying statement of assets and liabilities of A T Fund of Funds (the "Fund"), the sole series of A T Funds Investment Trust, including the schedule of investments, as of March 31, 2006, and the relate statements of operations and cash flows for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from October 8, 2004 (inception) through March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the portfolio managers of the investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of A T Fund of Funds at March 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from October 8, 2004 (inception) through March 31, 2005, in conformity with U.S. generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP

Los Angeles, California
May 23, 2006

--------------------------------------------------------------------------------
A T FUND OF FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 441-7288. This information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2005, the Fund was not entitled to vote any proxies.

Availability of Quarterly Portfolio Schedule

Effective June 30, 2005, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is 300 Pacific Coast Highway, Suite 305, Huntington Beach, CA 92648, unless otherwise indicated. Each Trustee oversees one portfolio in the Fund Complex. Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of A T Funds, LLC, the Fund's Adviser. No Trustee is a director of any other public company or registered investment company.


------------------------------- -------------- --------------- -------------------------------------------------------
                                 Position(s)
            Name,                 with the       Length of                 Principal Occupation(s) During
       Age and Address              Trust       Time Served                         Past 5 Years
------------------------------- -------------- --------------- -------------------------------------------------------
Independent Trustees
Jan W. Dash                     Independent    Since 2004      Financial  Consultant,  J.  Dash  Consultants  (2003 -
Born:  1942                     Trustee                        present);  Director of Quantitative Analysis,  Salomon
                                                               Smith Barney (1993 - 2003).
------------------------------- -------------- --------------- -------------------------------------------------------
Laurie M. O'Laughlin            Independent    Since 2004      Various  positions  with Merrill  Lynch (1997 - 2002),
Born: 1959                      Trustee                        including  Managing Director and Global Head of Credit
                                                               Products for Market Risk Management, Merrill Lynch -
                                                               Capital Markets Division (1998 - 2002) and European Head
                                                               of Debt Products for Market Risk Management, Merrill
                                                               Lynch - London U.K. (1996 - 1998).
------------------------------- -------------- --------------- -------------------------------------------------------
J. Stephan Rapp                 Independent    Since 2004      Real Estate  Developer and Member,  Development  Corp.
Born: 1943                      Trustee                        of Greenwich, LLC (2003 - present);  President, Parrot
                                                               Properties, Inc. (1998 - present).
------------------------------- -------------- --------------- -------------------------------------------------------
Non-Independent Trustees
Mark G. Torline                 Trustee and    Since 2004      Chief   Executive   Officer,   Allegiance   Investment
Born: 1956                      Chief                          Management,  LLC (the Administrator to the Fund) (1993
                                Executive                      - present).
                                Officer
------------------------------- -------------- --------------- -------------------------------------------------------


--------------------------------------------------------------------------------
A T FUND OF FUNDS
ADDITIONAL INFORMATION
MARCH 31, 2006 (unaudited)
--------------------------------------------------------------------------------


------------------------------- -------------- --------------- -------------------------------------------------------
                                 Position(s)
            Name,                 with the       Length of                 Principal Occupation(s) During
       Age and Address              Trust       Time Served                         Past 5 Years
------------------------------- -------------- --------------- -------------------------------------------------------
Officers
Dennis Rhee                     Chief          Since 2004      Managing  Partner,   Investment   Executive  Committee
Born: 1964                      Operating                      member and Co-Founder of Treesdale Partners,  LLC (the
c/o Treesdale Partners, LLC     Officer and                    Subadviser of the Fund) (2002 - present);  Senior Vice
1325 Avenue of the Americas,    Vice                           President  and  Head  of  Mortgage-Backed  Securities,
Suite 2302                      President                      Pedestal (2000 - 2001).
New York, NY 10019
------------------------------- -------------- --------------- -------------------------------------------------------
Yung Lim                        Investment     Since 2004      Investment  Executive Committee Member and Co-Founder,
Born: 1961                      Officer and                    Treesdale  Partners,  LLC (the Subadviser of the Fund)
/o Treesdale Partners, LLC      Vice                           (2002 - present); Chairman, Pedestal (1999 - 2001).
1325 Avenue of the Americas,    President
Suite 2302
New York, NY 10019
------------------------------- -------------- --------------- -------------------------------------------------------
Alexander L. Popof              Chief          Since 2004      Chief   Financial   Officer,   Allegiance   Investment
Born: 1955                      Financial                      Management,  LLC (the Administrator of the Fund) (2004
                                Officer,                       -  present);   Chief   Operating   Officer  and  Chief
                                Vice                           Financial  Officer,  Hopkins Real Estate Group (2002 -
                                President,                     2004); Chief Financial Officer,  Catellus  Residential
                                Secretary                      Group (1999 - 2002).
                                and Treasurer
------------------------------- -------------- --------------- -------------------------------------------------------
Sharon Goldberg                 Chief          Since 2004      Chief  Compliance  Officer and Director of Operations,
Born: 1959                      Compliance                     Allegiance    Investment    Management,    LLC    (the
                                Officer and                    Administrator   of  the   Fund)   (2001  -   present);
                                Assistant                      Operations  Manager,  Pacific Life Insurance Co. (1999
                                Secretary                      - 2001).
------------------------------- -------------- --------------- -------------------------------------------------------


ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, A T Funds Investment Trust, on behalf of A T Fund of Funds, has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an "audit committee financial expert" serving on its Audit Committee because no individual member of the Audit Committee possesses all of the technical attributes necessary to qualify as an "audit committee financial expert," as defined by the Securities and Exchange Commission. However, the Board has concluded that, individually and collectively, the members of the Audit Committee possess the necessary experience, financial literacy, expertise and other attributes to serve effectively on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the Registrant's fiscal years ended March 31, 2005 and 2006 for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $35,000 and $39,000, respectively.

(b) Audit-Related Fees - There were no audit-related fees billed in the fiscal years ended March 31, 2005 and 2006 for assurance and related services provided to the Registrant by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31, 2005 and 2006 for professional services provided to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $5,000 and $5,500, respectively.

(d) All Other Fees - The aggregate fees billed in the fiscal years ended March 31, 2005 and 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs
           (a) through (c) of this Item for the fiscal years ended March 31, 2005 and 2006 were $1,597 and $2,000, respectively. The nature of these services consisted of consultation with management and Fund legal counsel, discussions with the SEC examiner reviewing Registrant's Form N-2 filings, review of Form N-2 filings and the issuance of an audit consent thereon.

(e) (1) The relevant portion of the Registrant's Audit Committee Charter relating to the Audit Committee's pre-approval policies and procedures governing audit or engagements provides as follows:

     (a) Pre-Approval Requirements for Services to Company. Before the Auditor is engaged by the Company to render audit related or permissible non-audit services, either:

          (i)  The Audit Committee shall pre-approve such engagement; or

          (ii) Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (A) be detailed as to the particular service and (B) not involve any delegation of the Audit Committee's responsibilities to management or the Advisor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next scheduled meeting.

          (iii) De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Company other than audit, review or attest services is not required if: (A) the aggregate amount of all such non-audit services provided to the Company constitutes not more than five percent (5%) of the total amount of revenues paid by the Company to the Audit during the fiscal year in which the non-audit services are provided, (B) such services were not recognized by the Company at the time of the engagement to be non-audit services, and (C) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

(b) Pre-Approval of Non-Audit Services Provided to the Advisor and Others. The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the Auditor to the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing audit or non-audit services to the Company if the engagement or the nature of the services provided relate directly to the operations or financial reporting of the Company.

           Application of De Minimis Exception: The de minimis exceptions set forth above shall apply to pre-approvals under this section as well, except that the "total amount of revenues" calculation for the purposes of this section shall be based on the total amount of revenues paid to the Auditor by the Company and any other entity that has its services approved hereunder.

(e) (2) 100.00%

(f) Not applicable

(g) There were no non-audit fees billed in the Reporting Period for non-audit services rendered by the principal accountant to the Registrant or to the investment adviser.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

PRINCIPAL PORTFOLIO MANAGERS

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Registrant's portfolio.

DENNIS RHEE Dennis Rhee is a Managing Partner of the Subadviser and a member of the Subadviser's Investment Executive Committee. Mr. Rhee co-founded the Subadviser with Yung Lim in August 2002.

Mr. Rhee is responsible for new manager due diligence, business development, investor relations, and jointly supervises all aspects of the Subadviser's activities.

Mr. Rhee has over fifteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001). Mr. Rhee worked closely with Yung Lim to create one a successful online fixed income operation. Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators. Day to day business and technical operations of the securities trading unit ultimately reported up to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing. Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal. Mr. Rhee was also part of the mortgage-backed securities (MBS) trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time. At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist. At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has a MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Partner of the Subadviser and a member of the Subadviser's Investment Executive Committee. Mr. Lim co-founded the Subadviser with Dennis Rhee in August 2002. Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Subadviser's activities.

Mr. Lim has over seventeen years experience in the fixed income markets. His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities
(MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001). Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading. Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February
1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions. In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues. He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets. He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory. Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients. He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies. During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives. He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi. Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT

MATERIAL CONFLICTS RELATED TO MANAGEMENT OF SIMILAR ACCOUNTS. The Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to Treesdale Enhanced Fixed Income, Ltd., Treesdale Fixed Income Fund, LP, Treesdale Fixed Income Fund, Ltd. and Treesdale Special Opportunities Fund, Ltd. (collectively, the "TFI Funds"). The TFI Funds are diversified funds-of-hedge-funds focused on relative value strategies in the fixed income sector having investment objectives similar to those of the Registrant. The Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the Confidential Offering Memorandums for each of the TFI Funds.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The chart below includes information regarding the Registrant's portfolio managers, as of May 1, 2006. Specifically, it shows the number of other portfolios and assets, excluding the Registrant, managed by the Registrant's portfolio managers.

                            Registered Investment      Other Pooled Investment
Portfolio Manager           Companies ($)              Vehicles ($)                  Other Accounts ($)
--------------------------- -------------------------- ----------------------------- ------------------------
--------------------------- -------------------------- ----------------------------- ------------------------
Yung Lim                                0                           0                4 accounts ($868
                                                                                     million)
--------------------------- -------------------------- ----------------------------- ------------------------
--------------------------- -------------------------- ----------------------------- ------------------------
Dennis Rhee                             0                           0                4 accounts ($868
                                                                                     million)
--------------------------- -------------------------- ----------------------------- ------------------------


COMPENSATION FOR THE PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee, are the managing members and owners (the "Managing Members") of the Portfolio Manager and are compensated by the Portfolio Manager's ownership of AT Funds, LLC and from fees collected from the TFI Funds. The Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

AT Funds, LLC collects a fixed management fee from A T Fund of Funds, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund). The Portfolio Manager also collects incentive and management fees from the TFI Funds (as described within the Confidential Offering Memorandums for each of the TFI Funds).

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of March 31, 2006, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 250 shares of the Fund, valued in the range of $10,001-$50,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        A T FUNDS INVESTMENT TRUST

By       /s/ Mark G. Torline
         ---------------------------
         Mark G. Torline, Chief Executive Officer

Date     6/7/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Mark G. Torline
         -----------------------------------
         Mark G. Torline, Chief Executive Officer

Date     6/7/06
         -----------------------------------


By       /s/ Alexander L. Popof
         -----------------------------------
         Alexander L. Popof, Chief Financial Officer

Date     6/7/06
         -----------------------------------